Stockholders' Deficit (Details) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2013 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2013 Series F Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Dec. 31, 2013 Series H Preferred Stock [Member]	Dec. 31, 2012 Series H Preferred Stock [Member]	Dec. 31, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance			$ 499,921		$ 2,216,760	$ 15,000	$ 1,500,000		$ 605,872	$ 605,872	$ 2,575,000		$ 3,575,000		$ 1,425,000		$ 4,187,151
Beginning Balance, Shares			10,000		37,500	15,000	1,500		608	608	2,575		4,150		1,425		4,500
Issuance pursuant to sale of shares											775,000
Issuance pursuant to sale of shares, Shares											775
Conversion of Put Shares	499,921		(499,921)
Conversion of put option shares to common shares, Shares			(10,000)
Redeemed for cash													(3,000,000)
Redeemed for cash, Shares													(3,000)
Issuance pursuant to private placement						1,585,000		1,500,000				2,575,000				1,425,000
Issuance pursuant to private placement, Shares						16,021		1,500				2,575				1,425
Issuance pursuant to unpaid 2012 salary										352,344
Issuance pursuant to unpaid 2012 salary, Shares										400
Issuance from conversion of debt and interest						616,760
Issuance from conversion of debt and interest, Shares						6,479
Conversion of Preferred stock into common shares					(2,216,760)		(1,500,000)		(605,872)	(352,344)	(3,350,000)		(575,000)		(1,425,000)
Conversion of Preferred stock into common shares, Shares					(37,500)		(1,500)		(608)	(400)	(3,350)		(1,150)		(1,425)
Issuance pursuant to private acquisition				499,921										3,575,000				4,187,151
Issuance pursuant to private acquisition, Shares				10,000										4,150				4,500
Repurchase upon sale of ERFS																	(4,187,151)
Repurchase upon sale of ERFS, Shares																	(4,500)
Balance				$ 499,921		$ 2,216,760		$ 1,500,000		$ 605,872		$ 2,575,000		$ 3,575,000		$ 1,425,000		$ 4,187,151
Balance, Shares				10,000		37,500		1,500		608		2,575		4,150		1,425		4,500